NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2025
Nature Of Operations
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Santacruz Silver Mining Ltd. (the “Company” or “Santacruz”) was incorporated pursuant to the Business Corporations Act of British Columbia on January 24, 2011. The Company’s registered office is located at 1111 West Hastings Street, 15th Floor, Vancouver, British Columbia, Canada V6E 2J3. The Company is listed for trading on the TSX Venture Exchange (“TSX-V”) under the symbol “SCZ” and on the Nasdaq Capital Market (“NASDAQ”) under the symbol “SCZM”.

The Company is engaged in the operation, acquisition, exploration and development of mineral properties in Latin America, with a primary focus on silver and zinc, but also including lead and copper. As at December 31, 2025, the Company had interests in, including mining concession rights, to the following:

●	Sinchi Wayra S.A. (“Sinchi Wayra”), Sociedad Minero Metalurgico Reserva Ltda. and Sociedad Minera Illapa S.A. (“Illapa”) which consist of the following mineral properties and businesses located in Bolivia: the producing Tres Amigos and Colquechaquita mines, collectively the “Caballo Blanco Group”; the producing Bolivar and Porco mines held under a net operating cash flow interest agreement with Corporación Minera de Bolivia (“COMIBOL”), a Bolivian state-owned entity; the Soracaya exploration project (“Soracaya Project”); the Reserva mine and the San Lucas ore sourcing and trading business (“San Lucas Group”);

●	The producing Zimapan mine located in Mexico held by Compañía Minera Zilar Mendi SA de C.V (“Zilar Mendi”).

On December 10, 2025 the Company consolidated its issued and outstanding common shares on the basis of one post-consolidated common share for every four pre-consolidated common shares. The number of issued and outstanding shares, options, warrants, DSUs, RSUs and PSUs, and any per share amounts in these financial statements have been retrospectively restated in notes 11, 14, and 23 for all periods presented unless otherwise stated.